4. Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Schedule of financial assets

The Company’s Management determines the classification of its financial assets upon initial recognition.

	2019	2018

Cash and banks	101,928	93,960
Unrestrictedly available financial investments:
CDBs/Repurchases	2,182,882	981,570

	2,284,810	1,075,530